Share-based compensation	12 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Share-based compensation
8.	Share-based compensation

2022 equity incentive plan

On January 20, 2022, the shareholders of Youba Tech, who are also the shareholders of the Company after its establishment, approved the 2022 equity incentive plan (the “2022 Plan”) to grant an aggregate of 470,000 restricted stock units (“RSUs”) at a unit purchase price of RMB1.00 to qualified management and employees in order to retain and motivate the management team and core employees to improve the Group's ability to create value and long-term competitiveness.

The RSUs are subject to a four-year or five-year annual vesting schedule and shall vest evenly by month between anniversary date of January 31, 2023 (“Designated Date”), as follow:

Vesting Schedule	Four-year Schedule	Five-year Schedule
Between 1 st anniversary date and 2 nd anniversary date of Designated Date	20%	10%
Between 2 st anniversary date and 3 rd anniversary date of Designated Date	20%	10%
Between 3 rd anniversary date and 4 th anniversary date of Designated Date	30%	20%
Between 4 th anniversary date and 5 th anniversary date of Designated Date	30%	30%
Between 5 th anniversary date and 6 th anniversary date of Designated Date	-	30%

These RSUs were considered as nonvested shares under the definition of ASC 718-10-20 and subject to service condition, that is the grantees are required to provide services during the vesting period. Upon termination of employment in the form of resignation or dismissal due to incompetence or violation of company rules and regulations, the unvested restricted shares are forfeited. The Group accounts for forfeitures as a reduction of stock-based compensation expense when the forfeiture actually occurs.

On June 12, 2023, the unvested RSUs among 470,000 RSUs in aggregate granted under 2022 Equity Incentive Plan is resolved, as an ordinary resolution, that the cancellation of 2022 Equity Incentive Plan is approved by the Board of Directors of the Company. For the unvested RSUs, the requisite service is expected to be rendered. The Company considered it as a repurchase for no consideration and all remaining unrecognized compensation cost should be recognized on the cancellation date.

The Group recognized share-based compensation of RMB12,880,986 for the years ended June 30, 2023. During the year ended June 30, 2023, share-based compensation expenses of RMB9,950,899 were accelerated recognized for all of the unvested RSUs due to the cancellation of 2022 Equity Incentive Plan.

The allocation of total share-based compensation expenses is set forth as follows:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Sales and marketing expenses	10,081,427	-	-
General and administrative expenses	3,388,065	-	-
Research and development expenses	(588,506)	-	-
Total	12,880,986	-	-